Contingencies (Details) - Provision for contingent liabilities - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in other provisions [abstract]
Balance, beginning of period	R$ 14,439	R$ 18,403	R$ 18,034
Additions	12,658	5,661	9,694
Accrued interest	1,188	508	552
Payments	(7,853)	(5,134)	(3,091)
Reversals	(5,560)	(5,106)	(6,679)
Classified as held for sale		107	(107)
Balance, end of period	14,872	14,439	18,403
Civil
Reconciliation of changes in other provisions [abstract]
Balance, beginning of period	2,050	3,940	1,853
Additions	4,694	454	2,924
Accrued interest	149	109	71
Payments	(2,669)	(1,552)	(834)
Reversals	(1,390)	(933)	(42)
Classified as held for sale		32	(32)
Balance, end of period	2,834	2,050	3,940
Labor
Reconciliation of changes in other provisions [abstract]
Balance, beginning of period	12,389	14,463	16,181
Additions	7,964	5,207	6,770
Accrued interest	1,039	399	481
Payments	(5,184)	(3,582)	(2,257)
Reversals	(4,170)	(4,173)	(6,637)
Classified as held for sale		75	(75)
Balance, end of period	R$ 12,038	R$ 12,389	R$ 14,463